Financial Instruments - Concentration of Credit Risk (Table) (Details) - Customer Concentration Risk [Member] - Revenues [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
BP Gas Marketing Limited ("BP") [Member]
Product Information [Line Items]
Concentration Risk, Percentage	18.00%	23.00%	34.00%
Bonny Gas Transport Limited ("BGT") [Member]
Product Information [Line Items]
Concentration Risk, Percentage	16%	< 10%
Cheniere Marketing International LLP ("Cheniere") [Member]
Product Information [Line Items]
Concentration Risk, Percentage	14.00%	17.00%	26.00%
Hartree Partners Power & Gas Company (UK) Limited ("Hartree") [Member]
Product Information [Line Items]
Concentration Risk, Percentage	10.00%	12.00%	16.00%
Engie Energy Marketing Singapore Pte Ltd ("Engie") [Member]
Product Information [Line Items]
Concentration Risk, Percentage	< 10%	< 10%	11%
Qatar Energy Trading LLC ("Qatar Energy") [Member]
Product Information [Line Items]
Concentration Risk, Percentage	10%	12%	< 10%